Non-Interest Revenue - Summary of Disaggregation of Revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 280,965.9	$ 3,371.3	₨ 239,603.7	₨ 202,979.5
Deposit related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	45,178.6	542.1	40,749.9	37,415.4
Lending related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	55,501.7	666.0	48,878.2	40,532.5
Third-party products related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	43,049.3	516.6	54,548.9	44,216.1
Payments and cards business fees
Disaggregation of Revenue [Line Items]
Fees and commissions	92,568.5	1,110.7	72,969.0	56,170.2
Investment Management Fee
Disaggregation of Revenue [Line Items]
Fees and commissions	20,819.1	249.8	0.0	0.0
Other
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 23,848.7	$ 286.1	₨ 22,457.7	₨ 24,645.3